EQUITY	12 Months Ended
Dec. 31, 2019
EQUITY
NOTE 6 - EQUITY
The company has an unlimited number of ordinary shares authorized, and has issued 100,074,000 shares with no par value as of December 31, 2019. The 100,000,0000 shares were issued as founders shares to thirty-three founders on March 28, 2019 and additional 74,000 shares were issued at $3 per share to thirteen new shareholders on September 3, 2019.

There are 1,666,666 shares to be issued at $3 per share to 2 new shareholder in February 2020.